Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date	rr_ProspectusDate	Apr. 26, 2017
Supplement [Text Block]	pip03_SupplementTextBlock

Prudential Investment Portfolios 3

Prudential Unconstrained Bond Fund

(the “Fund”)

Supplement dated December 8, 2017 to the
Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

Effective as of January 1, 2018 the existing contractual cap on Fund expenses will be lowered, and the Fund’s management fee rate and subadvisory fee rate will be reduced. To reflect these changes, the Fund’s Summary Prospectus, Prospectus, and SAI are hereby revised as follows, effective as of January 1, 2018:

1.	In the Summary Prospectus and Prospectus, in the section entitled “Fund Summary—Fund Fees and Expenses”, the Annual Fund Operating Expenses table is deleted and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%
+ Distribution and service (12b-1) fees	0.25%	1.00%	None	None
+ Other expenses	1.60%	2.26%	153.19%	0.66%
= Total annual Fund operating expenses	2.50%	3.91%	153.84%	1.31%
– Fee waiver and/or expense reimbursement	(1.35)%	(2.01)%	(153.09)%	(0.51)%
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement (1)	1.15%	1.90%	0.75%	0.80%

(1) PGIM Investments LLC (PGIM Investments) has contractually agreed, through June 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class C shares, 0.75% of average daily net assets for Class Q shares, and 0.80% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to June 30, 2019 without the prior approval of the Fund’s Board of Trustees.

2.	In the Summary Prospectus and Prospectus, in the section entitled “Fund Summary—Fund Fees and Expenses—Example”, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 years	10 Years	1 Year	3 Years	5 years	10 Years
Class A	$562	$1,070	$1,604	$3,061	$562	$1,070	$1,604	$3,061
Class C	$293	$1,008	$1,841	$4,004	$193	$1,008	$1,841	$4,004
Class Q	$77	$10,502	$10,502	$10,502	$77	$10,502	$10,502	$10,502
Class Z	$82	$365	$669	$1,534	$82	$365	$669	$1,534

Prudential Unconstrained Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip03_SupplementTextBlock

Prudential Investment Portfolios 3

Prudential Unconstrained Bond Fund

(the “Fund”)

Supplement dated December 8, 2017 to the
Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information (SAI)

Effective as of January 1, 2018 the existing contractual cap on Fund expenses will be lowered, and the Fund’s management fee rate and subadvisory fee rate will be reduced. To reflect these changes, the Fund’s Summary Prospectus, Prospectus, and SAI are hereby revised as follows, effective as of January 1, 2018:

1.	In the Summary Prospectus and Prospectus, in the section entitled “Fund Summary—Fund Fees and Expenses”, the Annual Fund Operating Expenses table is deleted and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%
+ Distribution and service (12b-1) fees	0.25%	1.00%	None	None
+ Other expenses	1.60%	2.26%	153.19%	0.66%
= Total annual Fund operating expenses	2.50%	3.91%	153.84%	1.31%
– Fee waiver and/or expense reimbursement	(1.35)%	(2.01)%	(153.09)%	(0.51)%
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement (1)	1.15%	1.90%	0.75%	0.80%

(1) PGIM Investments LLC (PGIM Investments) has contractually agreed, through June 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class C shares, 0.75% of average daily net assets for Class Q shares, and 0.80% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to June 30, 2019 without the prior approval of the Fund’s Board of Trustees.

2.	In the Summary Prospectus and Prospectus, in the section entitled “Fund Summary—Fund Fees and Expenses—Example”, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 years	10 Years	1 Year	3 Years	5 years	10 Years
Class A	$562	$1,070	$1,604	$3,061	$562	$1,070	$1,604	$3,061
Class C	$293	$1,008	$1,841	$4,004	$193	$1,008	$1,841	$4,004
Class Q	$77	$10,502	$10,502	$10,502	$77	$10,502	$10,502	$10,502
Class Z	$82	$365	$669	$1,534	$82	$365	$669	$1,534

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Unconstrained Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	1.60%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.50%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	$ 562
3 Years	rr_ExpenseExampleYear03	1,070
5 years	rr_ExpenseExampleYear05	1,604
10 Years	rr_ExpenseExampleYear10	3,061
1 Year	rr_ExpenseExampleNoRedemptionYear01	562
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,070
5 years	rr_ExpenseExampleNoRedemptionYear05	1,604
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,061
Prudential Unconstrained Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	2.26%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.91%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.01%)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[1]
1 Year	rr_ExpenseExampleYear01	$ 293
3 Years	rr_ExpenseExampleYear03	1,008
5 years	rr_ExpenseExampleYear05	1,841
10 Years	rr_ExpenseExampleYear10	4,004
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,008
5 years	rr_ExpenseExampleNoRedemptionYear05	1,841
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,004
Prudential Unconstrained Bond Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	153.19%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	153.84%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(153.09%)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	10,502
5 years	rr_ExpenseExampleYear05	10,502
10 Years	rr_ExpenseExampleYear10	10,502
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	10,502
5 years	rr_ExpenseExampleNoRedemptionYear05	10,502
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 10,502
Prudential Unconstrained Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.66%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.31%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
= Total annual Fund operating expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	365
5 years	rr_ExpenseExampleYear05	669
10 Years	rr_ExpenseExampleYear10	1,534
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	365
5 years	rr_ExpenseExampleNoRedemptionYear05	669
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,534

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through June 30, 2019, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class A shares, 1.90% of average daily net assets for Class C shares, 0.75% of average daily net assets for Class Q shares, and 0.80% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to June 30, 2019 without the prior approval of the Fund’s Board of Trustees.